Condensed Financial Information of the Parent Company - Schedule of Statements of Profit or Loss and Comprehensive Loss - Parent Company (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statements of Profit or Loss and Comprehensive Loss - Parent Company [Line Items]
Revenue
Cost of sales
Gross margin
Stock-based compensation expense	(1,350,800)	(1,849,356)	(1,101,800)
Administrative expenses	(2,210,664)	(3,052,961)	(2,931,064)
Loss from operations	(3,561,464)	(4,902,317)	(4,032,864)
Other (loss)/income, net	(79,254)	(324,186)	685,887
Finance income/(cost), net	1,666,541	1,438,099	(127,267)
Net loss on foreign exchange	(94)	(17,811)	8,420
Net loss and total comprehensive loss attributable to equity holders of the Company	$ (1,974,271)	$ (3,806,215)	$ (3,465,824)